LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

January 11, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration Statement”)
of Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement relating to the issuance of shares in connection with the reorganization of Lord Abbett AMT Free Municipal Bond Fund, into Lord Abbett National Tax Free Fund, each a series of the Registrant. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement designates an effective date of February 10, 2019. We would appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2128 or Pamela Chen at (201) 827-2966.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald